Basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2024
Basis Of Preparation Of Consolidated Financial Statements
Schedule of financial statements

				Total and voting interest (%)
		Headquarter	Functional currency (i)	Dec/24	Dec/23	Dec/22

BM Insurance Company Limited ("BM Insurance")		Bermuda	US$	100	100	100
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	ARS	100	100	100
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	US$	100	100	100
Braskem Mexico, S. de RL de C.V. ("Braskem México")		Mexico	MXN	100	100	100
Braskem Netherlands B.V. ("Braskem Netherlands")		Netherlands	US$	100	100	100
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	CLP	100	100	100
Oxygea Ventures Ltda. ("Oxygea")	(ii)	Brazil	R$	100	100	100
Cetrel	(iii)	Brazil	R$		63.7	63.7
Voqen Energia Ltda. ("Voqen")		Brazil	R$	100	100	100
Wise Plásticos Ltda ("Wise")		Brazil	R$	61.1	61.1
Special Purpose Entities
Fdo. Invest. Caixa Júpiter Multimercado Crédito Privado ("FIM Júpiter")		Brazil	R$	100	100	100
Fdo. Invest. Santander Netuno Multimercado Crédito Privado ("FIM Netuno")		Brazil	R$	100	100	100
Braskem Green S.A. ("Braskem Green")		Brazil	R$	100	100	100
Braskem America, Inc. (“Braskem America”)		USA	US$	100	100	100
Braskem Europe GmbH ("Braskem Europe")		Germany	EUR	100	100	100
Braskem Idesa		Mexico	MXN	75	75	75
Braskem Idesa Servicios S.A. de C.V. ("Braskem Idesa Serviços")		Mexico	MXN	75	75	75
Braskem India Private Limited ("Braskem India")		India	INR	100	100	100
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	MXN	100	100	100
Braskem Mexico Servicios S. RL de C.V. ("Braskem México Serviços")		Mexico	MXN	100	100	100
Braskem Netherlands Finance B.V. (“Braskem Netherlands Finance”)		Netherlands	US$	100	100	100
Braskem Netherlands Green B.V. (“Braskem Netherlands Green”)		Netherlands	US$	100	100	100
Braskem Netherlands INC. B.V. ("Braskem Netherlands INC")		Netherlands	US$	100	100	100
Braskem Siam Company Limited (“Braskem Siam”)		Thailand	US$	51	51
Braskem Trading & Shipping B.V. ("BTS")	(iv)	Netherlands	US$	100	100	100
Distribuidora de Água Camaçari S.A. ("DAC")	(iii)	Brazil	R$		63.7	63.7
B&TC B.V. ("B&TC")		Netherlands	EUR	60	60	60
ER Plastics B.V. ("ER Plastics")		Netherlands	EUR	60	60	60
Terminal Química Puerto México ("Terminal Química")		Mexico	US$	37.5	37.5	37.5

(i)	The subsidiaries have the following functional currencies: Brazilian real (“R$”), American dollar (“US$”), Mexican peso (“MXN”), Chilean peso (“CLP”), Argentinean peso (“ARS”), Euro (“EUR”) and Indian rupee (“INR”).
(ii)	The name of Braskem Ventures Ltda. was changed to Oxygea Ventures Ltda.
(iii)	On September 30, 2024, the Company concluded the sale of Cetrel and DAC. The effects of this transaction were detailed on note 1.
(iv)	Company incorporated in September 2023 to provide service of maritime freight and the sale and purchase transactions of chemical and petrochemical products, including investments in special purpose vehicles.